33-14905
             Filed with the Securities and Exchange Commission
                            October 17, 2002

                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [x]

      Pre-Effective Amendment No.       [ ]
       Post-Effective Amendment No. 51   [X]

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
      Amendment No. 54                  [X]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

   Approximate Date of Proposed Public Offering December 31, 2002.
                                                -----------------

It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant to paragraph (b)
    [ ]  On [date] pursuant to paragraph (b)
    [ ]  60 days after filing pursuant to paragraph (a)
    [ ]  On [date] pursuant to paragraph (a)(1)
    [X]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         THORNBURG INVESTMENT TRUST

    (i)    Thornburg Limited Term U.S. Government Fund
    (ii)   Thornburg Intermediate Municipal Fund
    (iii)  Thornburg New Mexico Intermediate Municipal Fund
    (iv)   Thornburg Limited Term Income Fund
    (v)    Thornburg Florida Intermediate Municipal Fund
    (vi)   Thornburg Value Fund
    (vii)  Thornburg International Value Fund
    (viii) Thornburg New York Intermediate Municipal Fund
    (ix)   Thornburg Core Growth Fund
    (x)    Thornburg Investment Income Builder Fund



                                CONTENTS

Facing Sheet

Contents

Cross Reference Sheets    (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A shares and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares];
                          (Thornburg Limited Term U.S. Government Fund
                          [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares];
                          Thornburg Core Growth Fund [Class A shares and
                          Class C shares];

Cross Reference Sheets    (Thornburg Intermediate Municipal Fund
                          [Institutional Class]; Thornburg Limited Term U.S.
                          Government Fund [Institutional Class]; Thornburg
                          Limited Term Income Fund [Institutional Class];
                          Thornburg Value Fund [Institutional Class]);
                          Thornburg International Value Fund [Institutional
                          Class])

Cross Reference Sheets    Thornburg Investment Income Builder Fund [Class A
                          and Class C shares]

Prospectus                (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares])
                          (Thornburg Limited Term U.S. Government Fund
                          [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          (Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares]; Thornburg Core Growth Fund [Class A Shares and Class C Shares])


Prospectus                (Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class Shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares];
                          Thornburg Value Fund [Institutional Class shares];
                          Thornburg International Value Fund [Institutional
                          Class Shares])

Prospectus                Thornburg Investment Income Builder Fund [Class A
                          and Class C shares]

Statement of Additional   (Thornburg Limited Term U.S. Government Fund
Information               [Class A shares, Class B and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])
                          (Thornburg Intermediate Municipal Fund
                          [Class A shares and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A and Class D shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares])
                          (Thornburg Value Fund [Class A shares, Class B shares and
                          Class C shares]; Thornburg International Value Fund
                          [Class A shares, Class B shares and Class C shares]; Thornburg Core Growth Fund [Class A Shares and Class C Shares])


Statement of Additional
Information               (Thornburg Intermediate Municipal Fund
                          [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares]; and
                          Thornburg Value Fund
                          [Institutional Class shares]; Thornburg
                          International Value Fund [Institutional Class
                          Shares])

Statement of Additional   Thornburg Investment Income Builder Fund [Class A
Information               and Class C shares]

Part C

Signature Page

Exhibits

                     THORNBURG INVESTMENT TRUST
                       CROSS REFERENCE SHEETS
                         ("Thornburg Funds"
        [Class A Shares, Class B Shares, Class C Shares and
                          Class D Shares])
                Thornburg Intermediate Municipal Fund
          Thornburg New Mexico Intermediate Municipal Fund
           Thornburg Florida Intermediate Municipal Fund
           Thornburg New York Intermediate Municipal Fund
            Thornburg Limited Term U.S. Government Fund
                 Thornburg Limited Term Income Fund
                        Thornburg Value Fund
                  Thornburg International Value Fund
                      Thornburg Core Growth Fund


Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . .Investment Goals
 (b). . . . . . . . . . . Principal Investment Strategy
 (c). . . . . . . . . .Principal Risks/Past Performance
3 . . . . . . . . . . . . . . . . . . Fees and Expenses
4 . . . . . . . . . . . Principal Investment Strategies
5 . . . . . . . . . . . . . . . . . . .(Annual Reports)
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . (Not Applicable)
7(a) . . . . . .OPENING AN ACCOUNT - BUYING FUND SHARES
 (b) . . . . . OPENING AN ACCOUNT - BUYING FUND SHARES;
                                           Buying Class
                       A Shares; Buying Class C Shares;
                                  Buying Class D Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . (Not Applicable)
8(a) . . . . . . . . . . . . . . . . BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (c) . . . . . . . . . . . . . . . . BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . .(Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . .(Not Applicable)
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . .Prospectus; DETERMINATION OF NET ASSET VALUE
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
        Thornburg Intermediate Municipal Fund
                 [Institutional Class]
      Thornburg Limited Term U.S. Government Fund
                 [Institutional Class]
          Thornburg Limited Term Income Fund
                 [Institutional Class]
                 Thornburg Value Fund
                 [Institutional Class]
           Thornburg International Value Fund
                 [Institutional Class]


Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . .Investment Goals
 (b). . . . . . . . . . . Principal Investment Strategy
 (c). . . . . . . . . .Principal Risks/Past Performance
3 . . . . . . . . . . . . . . . . . . Fees and Expenses
4 . . . . . . . . . . . Principal Investment Strategies
5 . . . . . . . . . . . . . . . . . . .(Annual Reports)
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . (Not Applicable)
7(a) . . . . . .OPENING AN ACCOUNT - BUYING FUND SHARES
 (b) . . . . . OPENING AN ACCOUNT - BUYING FUND SHARES;
                                           Buying Class
                       A Shares; Buying Class C Shares;
                                  Buying Class D Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . (Not Applicable)
8(a) . . . . . . . . . . . . . . . . BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (c) . . . . . . . . . . . . . . . . BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . .(Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . .(Not Applicable)
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)

                 THORNBURG INVESTMENT TRUST
                   CROSS REFERENCE SHEETS
           Thornburg Investment Income Builder Fund
                 [Class A and Class C shares]

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . .Investment Goals
 (b). . . . . . . . . . . Principal Investment Strategy
 (c). . . . . . . . . .Principal Risks/Past Performance
3 . . . . . . . . . . . . . . . . . . Fees and Expenses
4 . . . . . . . . . . . Principal Investment Strategies
5 . . . . . . . . . . . . . . . . . . .(Annual Reports)
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . (Not Applicable)
7(a) . . . . . .OPENING AN ACCOUNT - BUYING FUND SHARES
 (b) . . . . . OPENING AN ACCOUNT - BUYING FUND SHARES;
                                           Buying Class
                       A Shares; Buying Class C Shares;
(c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . (Not Applicable)
8(a) . . . . . . . . . . . . . . . . BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (c) . . . . . . . . . . . . . . . . BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .    (Not Applicable)

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . .ORGANIZATION OF THE FUND
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
12(a) . . . . . . . . . . . . .ORGANIZATION OF THE FUND
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . .(Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . .(Not Applicable)
  (e) . . . . . . . . . . . . . . . . .(Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . . . . . . . . . . . . . . . . .(Not Applicable)
  (b) . . . . . . . . . . . . . . . . .(Not Applicable)


OUTSIDE FRONT COVER
THORNBURG INVESTMENT INCOME BUILDER FUND
Prospectus                                  THORNBURG INVESTMENT MANAGEMENT
December 31, 2002

















                   THORNBURG INVESTMENT INCOME BUILDER FUND
                          ("Income Builder Fund")






















These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.


Income Builder Fund is a separate investment portfolio of Thornburg Investment Trust.


                              TABLE OF CONTENTS

__         Investment Income Builder Fund
              Investment Goals
              Principal Investment Strategies
              Principal Investment Risks
              Past Performance of the Fund
              Fees and Expenses

__         Additional Information About Fund Investments,
           Investment Practices and Risks

__         Potential Advantages of Investing in the Fund

__         Opening Your Account - Buying Fund Shares

__         Selling Fund Shares

__         Investor Services

__         Transaction Details

__         Dividends and Distributions

__         Taxes

__         Organization of the Funds

__         Investment Adviser

__         Financial Highlights

Thornburg Investment Income Builder

Investment Goals
----------------
The Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. Stocks generally, and which will generally grow, subject to periodic fluctuations, over the years on a per share basis. The Fund's secondary investment objective is long-term capital appreciation. There is no assurance that the Fund will achieve these objectives.

Principal Investment Strategies
--------------------------------
The Fund pursues its investment objective by investing in a broad range of income producing securities, primarily including stocks and bonds. The Fund will under normal conditions invest at least 80% of its assets in income producing securities, and at least 50% of its assets in common stocks.

The Fund may invest in debt obligations of any kind, including corporate bonds and other obligations and government obligations. The Fund may purchase debt securities of any maturity and of any quality. The Fund also may invest in debt securities which have a combination of equity and debt characteristics, such as convertible bonds and preferred stocks, and real estate investment trusts.

The Fund may invest in any equity security which the investment adviser believes may assist the Fund in pursuing its objectives, including smaller companies. The Fund expects that equity investments in the Fund's portfolio normally will be weighted in favor of companies which pay dividends.

The Fund emphasizes investments in domestic securities, but may invest a significant portion of its assets in securities of issuers domiciled outside the United States, including developing countries.

The Fund's investments are determined by individual company and industry analysis. Investment decisions are based on domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. The Fund ordinarily acquires and holds debt obligations for investment rather than for realization of gains by short term trading on market fluctuations. However, the Fund may dispose of any such security prior to this scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or otherwise to response to market conditions.

Principal Investment Risks
--------------------------
It is possible to lose money on an investment in the Fund. The value of the Fund's investments varies from day to day, generally reflecting changes in interest rates, changes in market conditions, political and economic news, dividends, industry and technological developments, and developments affecting specific corporations and other issuers of securities. The value of the Fund's investments can be reduced by unsuccessful investment strategies, poor selection of fixed income securities and stocks, changes in industry leadership, poor economic growth, and market volatility.

When interest rates increase, the value of the Fund's fixed income securities declines and the Fund's share value decreases. This effect is more pronounced for any intermediate term or longer term fixed income obligations owned by the Fund. Decreases in market interest rates may result in prepayments of fixed income obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates. Fixed income investments owned by the Fund also may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. Declines in corporate dividends due to reductions in earnings and other factors may cause a reduction in the value of the Fund's shares. Foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investment, political instability, confiscation, inability or delays in selling foreign investments and reduced legal protections for investments. These risks may be more pronounced for investments in developing countries. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page ___.

Past Performance of the Fund
----------------------------
Income Builder Fund commenced investment operations on December 31, 2002. Fund performance results have not been provided because the Fund has not been in existence for a full calendar year.

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
-----------------
                                                        Class A   Class C
                                                        -------   -------
   Maximum Sales Charge (Load) on Purchases              4.50%     none
   (as a percentage of offering price)

   Maximum Deferred Sales Charge (Load) on
   Redemptions (as a percentage of redemption
   proceeds or original purchase price, whichever
   is lower)                                             1.00%(1) 1.00%(2)

   Redemption Fee (as a percentage of amount redeemed)   1.00 (3) none

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

                                                   Class A     Class C
                                                   -------     -------

   Management Fee                                   .88%          .88%
   Distribution and Service (12b-1) Fees            .25%         1.00%
   Other Expenses                                  1.94%         4.17%
                                                   ------        ------
             Total Annual Operating Expenses       3.07%(4)      6.05(4)

(1) Imposed only on redemptions of purchases greater than $1 million or greater in the event of a redemption within 12 months of purchase.
(2) Imposed only on redemptions of Class C shares within 12 months of purchase.
(3) Imposed only on redemptions within 90 days of purchase; does not apply to any redemption subject to a CDSC.
(4) Other expenses in the table are estimated for the current fiscal year, before expense reimbursements. Thornburg Investment Management, Inc. intends to reimburse expenses so that actual Class A expenses are no higher than 1.70% and actual Class C expenses are no higher than 2.38%.

    Reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 Year       3 Years
                         ------       -------
     Class A Shares       $746         $1,355
     Class C Shares        702          1,787

You would pay the following expenses if you did not redeem your Class C shares:

                         1 Year       3 Years
                         ------       -------
     Class C Shares       $602         $1,787

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS, INVESTMENT PRACTICES, AND
RISKS

We describe below in greater detail the securities which the Fund invests in as a principal investment strategy. We also describe securities and investment practices which the Fund may sometimes use as secondary investment strategies, but which are not of principal importance. The investment profile of the Fund will vary over time, depending on various factors, and the Fund may not invest in all of the securities it is permitted to purchase. You will find more information on these subjects in the Fund's Statement of Additional Information.

Equity Securities - In General.
------------------------------
The Fund invests as a principal strategy in equity securities, which include common stocks, preferred stocks, convertible securities, warrants, ADRs (American Depository Receipts or GDR's), partnership interests and publicity traded real estate investment trusts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Debt Securities - In General.
----------------------------
The Fund invests in debt securities. Bonds and other debt instruments, including convertible debt securities, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities have varying degrees of quality and varying levels of sensitivity to changing interest rates. Longer-term debt securities are generally more sensitive to interest rate changes than short term debt securities. Lower-quality debt securities (sometimes called "junk bonds" or "high yield securities") are rated below investment grade by the primary rating agencies, and are often considered to be speculative. The Fund may invest in these lower quality debt securities, although this is not a principal strategy of the Fund.

Municipal Obligations.
---------------------
The Fund may invest in municipal obligations, but this is not a principal strategy of the Fund. Municipal debt securities, which are often called "municipal obligations," are debt obligations bearing interest exempt from federal income taxes, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities.
 Municipal obligations may be "general obligation bonds" or "revenue bonds". General obligation bonds are backed by the credit of the issuing government entity or agency, while revenue bonds are repaid from the revenues of a specific project such as a stadium or a waste treatment plant. Municipal obligations include notes (including tax-exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Interest on Municipal obligations may be subject to the alternative minimum tax or state income taxes.

U.S. Government Securities.
--------------------------
The Fund may invest in U.S. Government securities as a principal investment strategy. U.S. Government Securities include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury Securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. U.S. Government securities also include "agency obligations." Some agency obligations are backed by the full faith and credit of the U.S. Government, but other agency obligations are supported by the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

Mortgage and Other Asset-Backed Securities.
------------------------------------------
The Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities are not backed by the full faith and credit of the U.S. Government. Other asset-backed securities represent interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

Participations and CMOs.
-----------------------
The Fund may invest in "participations" to facilitate investment in any of the debt securities the Fund may acquire. Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participations. Similarly, collateralized mortgage obligations (CMOs) are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or mortgage loans. The Fund will acquire a CMO when Thornburg believes that the CMO is more attractive than the underlying securities in pursuing the Fund's primary and secondary investment objectives.

Foreign Securities.
------------------
The Fund may invest in foreign securities. Foreign securities and foreign currencies may involve additional risks. Securities of foreign issuers, even if denominated in U.S. dollars, may be affected significantly by fluctuations in the value of foreign currencies, and the value of these securities in U.S. dollars may decline even if the securities increase in value in their home country. Foreign securities also are subject to greater political risk, including nationalization of assets, confiscatory taxation, currency exchange controls, excessive or discriminatory regulations, and restrictions on repatriation of assets and earnings to the United States. In some countries, there may be political instability or insufficient governmental supervision of markets, and the legal protections for the Fund's investments could be subject to unfavorable judicial or administrative changes. Further, governmental issuers may be unwilling or unable to repay principal and interest when due, and may require that the terms for payment be renegotiated. Markets in some countries may be more volatile, and subject to less stringent investor protection and disclosure requirements and it may be difficult to sell securities in those markets. Moreover, the economies in many countries may be relatively unstable because of dependence on a few industries or economic sectors.

Temporary Investments.
---------------------
The Fund may purchase short-term, highly liquid securities such as time certificates of deposit, short-term U.S. Government securities, and commercial paper. The Fund typically these securities under normal conditions pending investment of idle funds or to provide liquidity. The Fund also may hold assets in these securities for temporary defensive conditions. Investment in these securities for temporary periods could reduce the Fund's ability to attain its investment objectives.

Repurchase Agreements.
---------------------
The Fund may enter into repurchase agreements, although this is not a principal strategy of the Fund. When the Fund purchases securities, it may enter into a repurchase agreement with the seller in which the seller agrees, at the time of sale, to repurchase the security at a mutually agreed-upon time and price. The price will include a margin of profit or return for the Fund. If the seller of the repurchase agreement enters a bankruptcy or other insolvency proceeding, or the seller fails to repurchase the underlying security as agreed, the Fund could experience losses, including loss of rights to the security.

Securities Ratings and Credit Quality.
-------------------------------------
Securities which are rated within the four highest ratings of a ratings agency are considered "investment grade" securities. These securities are regarded by rating agencies as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate". The lowest ratings of the investment grade securities may have speculative characteristics, and may be more vulnerable to adverse economic conditions or changing circumstances. Junk bonds involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty or in response to adverse publicity or changes in investor perceptions.

Investments in Small Companies.
------------------------------
The Fund may invest in the stock or debt securities of smaller or unseasoned issuers, although this is not a principal strategy of the Fund.
 Although investments in these companies may offer greater prospects for appreciation, they involve additional risks because of limited product lines, limited access to markets and financial resources, and greater vulnerability to competition and changes in markets. Additionally, the value of these securities may fluctuate more, and they may be more difficult to sell, particularly in declining markets.

Investments in Other Investment Companies.
-----------------------------------------
The Fund may invest in securities of closed end investment companies, although this is not a principal strategy of the Fund. Up to 5% of its total assets at the time of purchase may be invested in any one investment company, provided that after its purchase no more than 3% of that investment company's outstanding stock is owned by the Fund, and provided further, that no more than 10% of the Fund's total assets are invested in investment companies. Thornburg will charge an advisory fee on the portion of the Fund's assets that are invested in securities of other investment companies. Thus shareholders will be paying a "double fee" on those assets since the advisers of the investment companies also will be charging fees on the same assets.

Adjusting Investment Exposure.
-----------------------------
The Fund may use various techniques to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, commodity prices, or other factors that affect securities values, although these are not principal strategies of any Fund. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities. The Fund may sell securities short. Thornburg can use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If Thornburg judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the price volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counter-party to the transaction does not perform as promised.

Illiquid and Restricted Securities.
----------------------------------
Some investments may be determined by Thornburg, under the supervision of the Fund's Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of other securities, including illiquid securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the Fund.

Borrowing.
---------
The Fund may borrow from banks or through reverse repurchase agreements.
If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

POTENTIAL ADVANTAGES OF INVESTING IN THE FUND

Investing through a mutual fund permits smaller investors to diversify an investment among a larger number of securities. In addition, a mutual fund may give investors access to certain securities which investors would not otherwise have.

Investment in a mutual fund also relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of securities, otherwise consistent with that fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities;
(iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

OPENING YOUR ACCOUNT - BUYING FUND SHARES

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by mail, by sending your application with your check payable to the Fund. You may, if there is no application accompanying this Prospectus, call 1-800-847-0200, or obtain an application via the internet at the investment adviser's website, www.thornburg.com.

The minimum amount to open an account is $5,000, except that an individual retirement account may be opened with $2,000. The minimum amount to add to an account is $100. You also may exchange from one Thornburg Fund into another Thornburg Fund. See "Investor Services," below.

You may add to an existing account by mail, wire, or through your financial advisor. Add to your account by mailing a check payable to your Fund, and be sure to note your account number on the check. If you wish to add to an account by wire, telephone 1-800-847-0200 for wiring instructions. Add to an account through your financial advisor by telephoning your advisor.

You also may add to an account through the Automatic Investment Program. See "Shareholder Services," below, or telephone us at 1-800-847-0200 for details.

THE FUND OFFERS DIFFERENT SHARE CLASSES

The Fund currently offers Class A shares and Class C shares. Each of the Fund's shares represents an equal undivided interest in the Fund's assets, and the Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Fund's shares. Shares of the Fund may be purchased through investment dealers, brokers or agents "financial advisors") who have agreements with the Fund's distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. All orders are subject to acceptance by the Fund, and the Fund and TSC reserve the right to refuse any order in whole or in part.

The Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Fund's distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their sales representative or other person who is offering or making available shares of the Fund.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of the Fund by adding the market value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares of the Fund which are purchased without a front-end sales charge and are subsequently redeemed or exchanged within 90 days of purchase are subject to a redemption fee of 1.00% of the value of the shares on the date of the redemption or exchange. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to Thornburg of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the annual fees for Class A shares of the Fund are lower than the fees for Class C shares of the same Fund, Class A shares of the Fund pay higher dividends than Class C shares of the Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of the Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

                                             Class A Shares
                                           Total Sales Charge
                                  As Percentage           As Percentage
                                  of Offering Price       of Net Asset
                                                          Value
Less than $50,000                  4.50%                  4.71%
$50,000 to 99,999.99               4.00%                  4.17%
$100,000 to 249,999.99             3.50%                  3.63%
$250,000 to $499,999.99            3.00%                  3.09%
$500,000 to 999,999.99             2.00%                  2.04%
%1,000,000 and over                0.00%                  0.00%*

   * A 1% CDSC is imposed on any portion of such purchases which are redeemed within one year. TSC or Thornburg intend to pay a commission of 1% to financial advisors who place orders from $1 million to $2 million, a commission of .7% for portions of any such trade exceeding $2 million and less than $4 million, and a commission of .5% for portions of any such trade exceeding $4 million.

      At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specified minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws. Thornburg or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC.

      Those firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars or other educational programs.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent" (LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION. Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table below, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.

SALES CHARGE WAIVERS. You may purchase Class A shares of the Fund with no sales charge if you notify TSC or the Fund's transfer agent, NFDS, at the time you purchase shares that you belong to one of the categories below. A redemption fee of 1.00% of the amount redeemed will apply to redemptions or exchanges of the Fund's Class A shares within 90 days of purchase. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

 A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of the Fund, up to the amount you previously redeemed.

 AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF THORNBURG (or any investment company managed by THORNBURG), TSC, any affiliated Thornburg Company, the Fund's Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

 EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who p lace orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

 CUSTOMERS of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for service, including investment broker dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

 INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1% applies to shares redeemed within one year of purchase.

 THOSE PERSONS WHO ARE DETERMINED BY THE DIRECTORS OR TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Fund or Distributor.

 PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUND provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

 PROCEEDS FROM A LOAD FUND REDEMPTION. You may purchase shares of the Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with your direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Fund without notice.

BUYING CLASS C SHARES. Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The CDSC is 1%. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. The CDSC will be waived for shares redeemed because of (1) the death of the accountholder, or (2) certain mandatory distributions from IRAs and other qualified retirement arrangements. In addition, the CDSC will be waived for redemptions under a systematic withdrawal plan up to 10% of any purchase during a 12 month period after the purchase. See "Systematic Withdrawal Plan" below, at page ___. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for the sale and distribution of the Fund's shares and to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class C shares will not be accepted.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through you r financial advisor). Your shares will be redeemed by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the redemption fee or the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated, but any redemption fee will apply to any appreciation in value. No CDSC or redemption fee is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC or redemption fee will be redeemed first. No redemption fee will be imposed on shares to which a CDSC applies. Share price is normally calculated at 4 p.m. Eastern time.

* Your Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.

* Payment for shares redeemed normally will be made by mail the next business day, and in most cases within seven days, after receipt by the Transfer Agent of a properly executed request for redemption accompanied by any outstanding certificates in proper form for transfer. The Fund may suspend the right of redemption and may postpone payment when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by rules of the Securities and Exchange Commission during an emergency which makes it impractical for the Fund to dispose of their securities or fairly to determine net asset value, or during any other period specified by the Securities and Exchange Commission in a rule or order for the protection of investors.

* No interest is accrued or paid on amounts represented by uncashed distribution or redemption checks.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open. The Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. No redemption fee or contingent deferred sales charge will be imposed on such a mandatory redemption. The Fund will notify the shareholder before performing the redemption, and allow the shareholder at least 30 days to make an additional investment and increase the account to the stated minimum. A Fund will not redeem an account which falls below the minimum solely due to market fluctuations.

To redeem shares in an account, you may use any of the following methods.

Written Instructions
-------------------

Mail your instructions to the transfer agent at the address shown on the back cover page. Instructions must include the following information:

   .  Your name
   .  The Fund's name
   .  Fund Account number
   .  Dollar amount or number of shares to be redeemed
   . Signature guarantee, if required (see below for instructions) . Signature (see below for signature instructions)

Signature Requirements.

     Individual, Joint Tenants, Tenants in Common, Sole Proprietor General Partner. Instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

     UGMA or UTMA. Instructions must be signed by the custodian exactly as it appears on the account.

     Trust. Instructions must be signed by trustee, showing trustee's capacity. If trustee's name is not an account registration, provide a copy of trust document certified within the last 60 days.

     Corporation, Association. Instructions must be signed by person authorized to sign on account. A signature guarantee is required. Please include a copy of corporate resolution authorizing the signer to act.

     IRA or Retirement Account.  See IRA instructions or telephone
     1-800-847-0200.

     Executor, Administrator, Conservator, Guardian.  Telephone
     1-800-847-0200.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may redeem by telephoning your Fund Customer Representative at 1-800-847-0200. Money may be wired to your bank account designated on your account application or sent to you in a check. If you did not complete the telephone redemption section of your account application you may add this feature to your account. The minimum wire redemption is $1,000, and the minimum check redemption is $50.00. See "Investor Services," below, or telephone 1-800-847-0200.

Redeem Through Financial Adviser
-------------------------------

Consult with your financial advisor. Your financial adviser may charge a fee.

Internet Redemption
-------------------

You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com, and following the instructions.

Systematic Withdrawal Plan
-------------------------

Systematic withdrawal plans let you set up periodic redemptions from your account. The contingent deferred sales charge (CDSC) imposed on redemptions of Class C shares within one year of purchase is waived for redemptions under a systematic withdrawal plan up to 10% of any such purchase during any 12-month period. Because of the sales charge on Class A shares of the Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares of the Fund on a regular basis. Minimum account size for this feature is $10,000, and the minimum payment is $50.00. Please telephone your Fund Customer Representative at 1-800-847-0200.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $10,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner,
 * The redemption proceeds are being transferred to a Thornburg account with a different registration, or
 * The redemption proceeds are otherwise being transferred differently than your account record authorizes.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

INVESTOR SERVICES

Fund Information
----------------

Thornburg's telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Statements and reports sent to you include the following:

   . Account statements after every transaction affecting your account. . Monthly account statements (except the Value Fund and Global Value
      Fund which send quarterly account statements).
   .  Financial reports (every six months).

Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at www.thornburg.com.

Automatic Investment Plan
-------------------------

One easy way to pursue your financial goals is to invest money regularly. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts.
 Call 800-847-0200 and speak to a Fund Customer Service Representative for more information.

Exchanging Shares
-----------------

As a shareholder, you have the privilege of exchanging Class A shares of the Fund for Class A shares of other Thornburg Funds. However, you should note the following:

   . The Fund you are exchanging into must be registered for sale in your state.
   . You may only exchange between accounts that are registered in the same name address, and taxpayer identification number.
   .  Before exchanging into a Fund, read the prospectus.
   .  Exchanges may have tax consequences for you.
   . Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
   . Each Fund reserves the right to refuse exchange purchases by any person or group if, in Thornburg's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
   . Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund.
   . Exchanges of Class A shares within 90 days of purchase will be subject to a redemption fee of 1.00% of the value of the shares exchanged. See "Transaction Details - Excessive Trading," below.

The Fund reserves the right to terminate or modify the exchange privilege in the future.

Telephone Redemption
--------------------

If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares by telephone simply by calling a Fund Customer Service Representative.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling your Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to the address shown in the application.

The Fund, TSC, Thornburg and the Fund's Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Fund's Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Fund or its Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, sending written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction. You should verify the accuracy of your confirmation statements immediately after you receive them.

Street Name Accounts
--------------------

Some broker dealers and other financial services firms offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms. Neither the Fund nor its Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elects to hold Fund shares in street-name through an account with a financial firm rather than directly in the shareholder's own name. Further, neither the Fund nor its Transfer Agent will be responsible to the investor for any loss to the investor due to the failure of a financial firm, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisors to learn about the different options available for owning mutual funds shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

TRANSACTION DETAILS

The Fund is open for business each day the New York Stock Exchange (NYSE) is open. The Fund normally calculates its net asset value for each class of shares as of the close of business of the NYSE, normally 4 p.m. Eastern time. Bonds and other fixed income securities are valued primarily using prices obtained from independent pricing services. Equity securities such as common stocks are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available assets are valued by a method that the Trustees of those Funds believe accurately reflects fair value. Because the Fund may own securities listed primarily on foreign exchanges which trade on days the Fund do not price their shares, the net asset value of the Fund's shares may change on days when shareholders cannot purchase or redeem Fund shares.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 31% of your taxable distributions and redemptions.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchanging Shares" above and "Excessive Trading," below.

If you open or add to your account yourself rather than through your financial advisor please note the following:

   . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
   .  The Fund do not accept cash.
   . If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of the Fund or sell them through your financial advisor you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions which have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payments to follow no later than the time when a Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

The Fund may authorize certain securities brokers to receive on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is received by the authorized broker or its designee.

EXCESSIVE TRADING

Excessive trading of Fund shares in response to short-term fluctuations in the market, also known as "market timing," may make it very difficult to manage a Fund's investments and may hurt Fund performance and shareholders.
 When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timers' shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. The Fund reserves the right to refuse purchase orders or exchanges into a Fund by any person. In particular, purchase orders may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portion of the Fund's assets, a pattern of purchases which coincide with a market timing strategy or other activity which would potentially be disruptive to or adversely affect the Fund. Accounts under common ownership or control, including amounts with the same tax identification number, will be counted together for this purpose. See "Exchanging Shares," above.

  A redemption fee of 1.00% is charged on redemptions and exchanges of Class A shares which are purchased without a front end sales charge and are subsequently redeemed or exchanged within 90 days from the date of purchase. The fee is calculated on the value of the shares on the date of the redemption or exchange. The fee is not imposed on shares purchased with reinvestments of dividends and capital gains distributions. Shares not subject to a redemption fee will be redeemed first. The redemption fee will not apply to shares subject to a contingent deferred sales charge (CDSC). This fee was instituted to offset brokerage commissions and other expenses which may be incurred by a Fund to meet redemption requests caused by excessive trading.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes substantially all of its net income and realized capital gains, if any, to shareholders each year. The Fund typically declares investment income dividends daily and pays these dividends and pays quarterly. The Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Distribution Options
The Fund earns interest from bond, money market, and other investments. The Fund earns dividends from stocks held in the portfolio. These are passed along as dividend distributions each quarter. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the end of the month or quarter for which the distribution is made.

Capital Gains
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund at the next determined net asset value. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of the Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains

The Fund does not intend to engage in short-term trading for profits. Nevertheless, when the Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When the Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A mutual fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, the Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES
Federal Taxes - In General

Certain general aspects of federal income taxation of individual shareholders are discussed below. Aspects of investment by shareholders who are not individuals are addressed in a more limited manner. Prospective investors, and in particular persons who are not individuals, should consult their own tax advisers concerning federal, state and local tax consequences respecting investments in the Fund.



Federal Tax Treatment of Distributions

Distributions to shareholders representing net investment income and net short term capital gains will be taxable to the recipient shareholders as ordinary income, whether the distributions are actually taken in cash or are reinvested in additional shares. Fund distributions will not be eligible for the dividends received deduction for corporations. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains by shareholders regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Federal Tax Treatment of Sales or Redemptions of Shares

Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale. If the shares sold or redeemed are a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than one year.

State Taxes

With respect to distributions of interest income and capital gains from the Fund, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Fund are advised to consult their own tax advisers in that regard.
The Income Funds will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from Treasury securities in order to assist shareholders in the preparation of their state and local tax returns. Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences.

ORGANIZATION OF THE FUND

The Fund is a series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Fund is diversified. The Trustees are authorized to divide the Trust's shares into additional series and classes.

INVESTMENT ADVISER

The Fund is managed by Thornburg Investment Management, Inc., (Thornburg). Thornburg performs investment management services for the Fund under the terms of an Investment Advisory Agreement which specifies that Thornburg will select investments for the Fund, monitor those investments and the markets generally, and perform related services. Thornburg also performs administrative services applicable to each class under an Administrative Services Agreement which requires that Thornburg will supervise, administer and perform certain administrative services necessary for the maintenance of the class shareholders. Thornburg's services to the Fund are supervised by the Trustees of Thornburg Investment Trust.

The annual investment advisory and administrative services fee rates for the Funds are .875% and .125% respectively.

The advisory fee rate for the Fund decreases as assets increase, as described in the Statement of Additional Information.


The Fund's investments are managed by a team of investment professionals employed by Thornburg.

Thornburg may, from time to time, agree to waive its fees or to reimburse a Fund for expenses above a specified percentage of average daily net assets. Thornburg retains the ability to be repaid by the Fund for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or expenses by the Fund will boost its performance, and repayment of waivers or reimbursements will reduce its performance.

In addition to Thornburg's fees, the Fund will pay all other costs and expenses of its operations. The Fund will not bear any costs of sales or promotion incurred in connection with the distribution of shares, except as described above under "Opening Your Account - Buying Fund Shares".

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds. Thornburg or TSC may make payments from their own resources to assist in the sales or promotion of the Fund.

Garrett Thornburg, a Trustee and Chairman of the Trust, is the controlling stockholder of both Thornburg and TSC.

OUTSIDE BACK COVER
ADDITIONAL INFORMATION

Reports to Shareholders
   Shareholders will receive annual
   reports of their Fund containing
   financial statements audited by the
   Fund's independent auditors, and
   also will receive unaudited semi-
   annual reports. In addition, each
   shareholder will receive an account
   statement no less often than quarterly.

General Counsel
   Legal matters in connection with
   the issuance of shares of the Fund
   are passed upon by White, Koch,
   Kelly & McCarthy, Professional
   Association, Post Office Box 787,
   Santa Fe, New Mexico 87504-0787.

Investment Adviser
   Thornburg Investment Management, Inc.
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Distributor
   Thornburg Securities Corporation
   119 East Marcy Street, Suite 202
   Santa Fe, New Mexico 87501

Custodian
   State Street Bank & Trust Co.
   1 Heritage Drive
   North Quincy, Massachusetts 02171



Transfer Agent
   State Street Bank & Trust Co.
   c/o NFDS Servicing Agent
   Post Office Box 419017
   Kansas City, Missouri 64141-6017

The Fund's Statement of Additional Information (SAI) is available without charge upon request. Shareholders may make inquiries about the Fund, and investors may request copies of the SAI and obtain other Fund information, by contacting Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. The Fund's current SAI is incorporated in this Prospectus by reference (legally forms a part of this Prospectus).

Information about the Fund (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, contacting the Commission by e-mail at publicinfo@sec.gov.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

Thornburg Securities Corporation, Distributor
119 East Marcy Street
Santa Fe, New Mexico 87501
(800) 847-0200
www.thornburg.com   email: postmaster@thornburg.com

The Fund is a separate series of Thornburg Investment Trust, which files its registration statements and certain other information with the Commission under Investment Company Act of 1940 file number 811-05201.

                    Statement of Additional Information
                                    for
                 Thornburg Investment Income Builder Fund
                          ("Income Builder Fund")

















                    119 East Marcy Street, Suite 202
                       Santa Fe, New Mexico 87501













     Thornburg Investment Income Builder Fund ("Income Builder Fund") is an investment portfolio established by Thornburg Investment Trust (the "Trust"). This Statement of Additional Information relates to the investments made or proposed to be made by the Fund, investment policies governing the Fund, the Fund's management, and other issues of interest to a prospective purchaser of Class A or Class C shares offered by the Fund.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's Prospectus dated December 31, 2002. A copy of the Prospectus may be obtained at no charge by writing to the distributor of the Fund's shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

     Prior to October 1, 1995, the Trust's name was "Thornburg Income
Trust."

     The date of this Statement of Additional Information is December 31,
2002.

                             TABLE OF CONTENTS

ORGANIZATION OF THE FUND  . . . . . . . . . . . . . . . . . . .__

INVESTMENT POLICIES. . . . . . . . . . . . . . . . . . . . . . __

EQUITY FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . __

  Illiquid Investments . . . . . . . . . . . . . . . . . . . . __
  Restricted Securities. . . . . . . . . . . . . . . . . . . . __
  Swap Agreements, Caps, Floors, Collars . . . . . . . . . . . __
  Indexed Securities . . . . . . . . . . . . . . . . . . . . . __
  Repurchase Agreements. . . . . . . . . . . . . . . . . . . . __
  Reverse Repurchase Agreements. . . . . . . . . . . . . . . . __
  Securities Lending . . . . . . . . . . . . . . . . . . . . . __
  Lower-Quality Debt Securities. . . . . . . . . . . . . . . . __
  Foreign Investments. . . . . . . . . . . . . . . . . . . . . __
  Foreign Currency Transactions. . . . . . . . . . . . . . . . __
  Limitations on Futures and Options Transactions. . . . . . . __
  Real Estate-Related Instruments. . . . . . . . . . . . . . . __
  Futures Contracts. . . . . . . . . . . . . . . . . . . . . . __
  Futures Margin Payments. . . . . . . . . . . . . . . . . . . __
  Purchasing Put and Call Options. . . . . . . . . . . . . . . __
  Writing Put and Call Options . . . . . . . . . . . . . . . . __
  Combined Positions . . . . . . . . . . . . . . . . . . . . . __
  Correlations of Price Changes. . . . . . . . . . . . . . . . __
  Liquidity of Options and Futures Contracts . . . . . . . . . __
  OTC Options. . . . . . . . . . . . . . . . . . . . . . . . . __
  Option and Futures Relating to Foreign Currencies. . . . . . __
  Asset Coverage for Futures and Options Positions . . . . . . __
  Short Sales. . . . . . . . . . . . . . . . . . . . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . __
  Performance and Portfolio Information. . . . . . . . . . . . __

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . __
  Election by the Funds-Subchapter M . . . . . . . . . . . . . __

DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS. . . . . . . . . . . . __

INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENT, AND
  ADMINISTRATIVE SERVICES AGREEMENT. . . . . . . . . . . . . . __
  Investment Advisory Agreement. . . . . . . . . . . . . . . . __
  Administrative Services Agreement. . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . __
  In General . . . . . . . . . . . . . . . . . . . . . . . . . __
  Portfolio Turnover Rates . . . . . . . . . . . . . . . . . . __


                              -i-


MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . __

NET ASSET VALUE. . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . __

ADDITIONAL INFORMATION RESPECTING
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . __

INDEPENDENT ACCOUNTANTS  . . . . . . . . . . . . . . . . . . . __

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . __

                     ORGANIZATION OF THE FUND

     This Fund is a diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized on June 3, 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration"). The Trust currently has 11 active Funds, one of which are described in this Statement of Additional Information. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     The assets received for the issue or sale of shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund, and constitute the underlying assets of that Fund. The underlying assets of the Fund are segregated on the Trust's books of account, and are charged with the liabilities with respect to that Fund and with a share of the general expense of the Trust. Expenses with respect to the Trust are allocated in proportion to the asset value of the respective series and classes of the Trust except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, determine which expenses are allocable to a given Fund, or generally allocable to all of the Funds of the Trust. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive the underlying assets of that Fund which are available for distribution.

     The Fund may in the future, rather than invest in securities generally, seek to achieve its investment objectives by pooling its assets with assets of other funds for investment in another investment company having the same investment objective and substantially similar investment policies and restrictions as the Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce cost. It is expected that any such investment company would be managed by Thornburg Investment Management, Inc. (Thornburg) in a manner substantially similar to the corresponding Fund. Shareholders of each Fund would receive prior written notice of any such investment, but may not be entitled to vote on the action. Such an investment would be made only if at least a majority of the Trustees of the Fund determined it to be in the best interest of the participating Fund and its shareholders.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Thornburg believes that, in view of the above, the risk of personal liability to shareholders is remote.

     The Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative rights or preemptive rights.

     State Street Bank and Trust, Boston, Massachusetts, is custodian of the assets of the Fund. The Custodian is responsible for the safekeeping of the Fund's assets and the appointment of subcustodian banks and clearing agencies. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund.


                          INVESTMENT POLICIES

     Thornburg Investment Income Builder Fund's primary investment objective is to provide a level of current income which exceeds the average yield on U.S. stocks generally, and which will generally grow (subject to periodic fluctuations) over the years on a per share basis. The Fund' secondary investment objective is long term capital appreciation.

     The following discussion supplements the disclosures in the Prospectus respecting the Fund's investment policies, techniques and investment limitations.

Illiquid Investments
--------------------

     Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Trustees, the Fund's investment adviser (Thornburg) determines the liquidity of investments by the Fund and, through reports from Thornburg, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, Thornburg may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or lender features), and (5) the nature of the market place for trades (including the ability to assign or offset each Fund's rights and obligations relating to the investment).

     Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also Thornburg may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund any have to close out the option before expiration.

     In the absence of market quotations, illiquid investments are priced at fair value as determined utilizing procedures and methods reviewed by the Trustees. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities
----------------------

     Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund could be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it is permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Swap Agreements, Caps, Floors, Collars
--------------------------------------

     Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund is not limited to any particular form of swap agreement if Thornburg determines it is consistent with the Fund's investment objective and policies.

     Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor, if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     Inasmuch as these swaps, floors, caps and collars are entered into for good faith hedging purposes, Thornburg and the Fund believe these obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation is less highly developed and, accordingly, may be less liquid than swaps.

     Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's credit worthiness declined, the Fund will have contractual remedies available to it, but the value of the swap or other agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

      The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

Indexed Securities
------------------

     The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increases, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.
Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than their underlying instruments.

Repurchase Agreements
----------------------

     In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Fund may engage in a repurchase agreements with respect to any security in which it is authorized to invest.

     The Fund may enter into these arrangements with member banks of the Federal Reserve System or any domestic broker-dealer if the creditworthiness of the bank or broker-dealer has been determined by Thornburg to be satisfactory. These transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

     For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the security purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the underlying security. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the underlying security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, Thornburg seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements
------------------------------

     In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Thornburg. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

Securities Lending
------------------

     The Fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by Thornburg to be of good standing. Furthermore, they will only be made if, in Thornburg's judgment, the consideration to be earned from such loans would justify the risk.

     Thornburg understands that it is the current view of the SEC Staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

When Issued Securities
----------------------

     The Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that the Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis.

Lower-Quality Debt Securities
-----------------------------

     The Fund may purchase lower-quality debt securities (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's Corporation, and unrated securities judged by Thornburg to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

     While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
In fact, from 1989 to 1991, and again in 2001-2002, the percentage of lower-quality securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992 and 1993.

     The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and the Fund's ability to sell these securities. Since the risk of default is higher for lower-quality debt securities, Thornburg's research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, Thornburg will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. Thornburg's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

     The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

U.S. Government Obligations
---------------------------

     The Fund's investments may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Foreign Investments
--------------------

     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention.
There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises, and securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that Thornburg will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depository Receipts and European Depository Receipts (ADR's and EDR's) are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADR's and EDR's are alternatives to the purchase of the underlying securities in their national markets and currencies.

Foreign Currency Transactions
-----------------------------

     The Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange. The Fund may use currency forward contracts for any purpose consistent with their investment objectives. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund. The Fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. When the Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Fund also may enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by Thornburg.

     The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge, " would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling for example, by entering into a forward contract to sell euros in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Fund may enter into forward contracts to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a Fund held investments denominated in euros, the Fund could enter into forward contracts to sell euros and purchase Swiss francs. This type of strategy, sometimes known as a "cross hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

     Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. Those can result in losses to the Fund if it is unable to deliver or receive currency in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Currency futures are also subject to risks pertaining to futures contracts generally. See "Futures Contracts," below. Options trading on currency futures is subject to market liquidity, and establishing and closing positions may be difficult. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's own economy.

     Successful use of currency management strategies will depend on Thornburg's skill in analyzing and predicting currency values. Currency management strategies may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as Thornburg anticipates. For example, if a currency's value rose at a time when Thornburg had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If Thornburg hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if Thornburg increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that Thornburg's use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.

Limitations on Futures and Options Transactions
------------------------------------------------

     The Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the Fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or
(c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Fund would exceed 5% of the Fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

     The above limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit.

Real Estate-Related Instruments
-------------------------------

     Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

Futures Contracts
------------------

     When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P
500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

Futures Margin Payments
-----------------------

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

Purchasing Put and Call Options
-------------------------------

     By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Writing Put and Call Options
----------------------------

     When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline.

     At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

Combined Positions
------------------

     The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based upon Thornburg's judgment that the combined strategies will reduce risk or otherwise achieve a portfolio management goal, it is possible that the combination will instead increase risk or hinder achievement of the goal.

Correlation of Price Changes
-----------------------------

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.



Liquidity of Options and Futures Contracts
-------------------------------------------

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC Options
-----------

     Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. The staff of the SEC currently takes the position that OTC options are illiquid, and investments by the Fund in those instruments are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid instruments.

Option and Futures Relating to Foreign Currencies
--------------------------------------------------

     Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund also may purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time. See "Foreign Currency Transactions, above.

Asset Coverage for Futures and Options Positions
-------------------------------------------------

     The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet redemption requests or other current obligations.

Short Sales
------------

     The Fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if Thornburg anticipates a decline in the price of the stock underlying a convertible security the Fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances. When the Fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

                        INVESTMENT LIMITATIONS

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

     As a matter of fundamental policy, the Fund may not:

     (1) with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     (2) issue senior securities, except as permitted under the Investment Company Act of 1940;

     (3) borrow money, except for temporary or emergency purposes or except in connection with reverse repurchase agreements; in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     (4) underwrite any issue of securities (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result or ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities) ; or

     (8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     The following investment limitations are not fundamental and may be changed without shareholder approval as to the Fund:

     (i) The Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under the limitation in the preceding paragraph would exceed the Fund's limitations on investments in illiquid securities.

     (vi) The Fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

     (vii) The Fund does not currently intend to purchase the securities of any issuer (other than securities issue or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (viii) The Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

     (ix) The Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

     (x) The Fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of Thornburg who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.

     For the Fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions."



                        YIELD AND RETURN COMPUTATION

Performance and Portfolio Information
-------------------------------------

     The Fund will from time to time display performance information, including yield, dividend returns total return, and average annual total return, in advertising, sales literature, and reports to shareholders. Yield is computed by dividing the Fund's net interest and dividend income for a given 30 days or one month period by the maximum share offering price at the end of the period. The result is "annualized" to arrive at an annual percentage rate. In addition, the Fund may use the same method for 90 day or quarterly periods. Total return is the change in share value over time, assuming reinvestment of any dividends and capital gains. "Cumulative total return" describes total return over a stated period, while "average annual total return" is a hypothetical rate of return which, if achieved annually, would have produced the same cumulative total return if performance had been constant for the period shown. Average annual return tends to reduce variations in return over the period, and investors should recognize that the average figures are not the same as actual annual returns. The Fund may display return information for differing periods without annualizing the results and without taking sales charges into effect.

     All performance figures are calculated separately for Class A and Class C shares. The figures are historical, and do not predict future returns. Actual performance will depend upon the specific investments held by a Fund, and upon the Fund's expenses for the period.

     For the Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier.
Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

     Income calculated for the purposes of calculating the Fund's yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the Fund's yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     Yield information may be useful in reviewing the Fund's performance and in providing a basis for comparison with other investment alternatives.
 However, the Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.

     Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and the average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund. In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes to share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking the Fund's maximum sales charge into account.
 Excluding the Fund's sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted NAV's are not adjusted for sales charges, if any.

     The Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV or
total return for a specified period.   A short-term moving average NAV is
the average of each day's adjusted closing NAV for a specified period. Moving average activity indicators combine adjusted closing NAV's from the last business day of each week with moving averages for a specified period the produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund ranking prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds, or other mutual fund rating services. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings the Fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds. From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials.
 Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Thornburg funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. Performance rankings and ratings reported periodically in financial publications such as "MONEY" magazine, "Forbes" and "BARRON's" also may be used. These performance analyses ordinarily do not take sales charges into consideration and are prepared without regard to tax consequences.

     Thornburg may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs bases on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of other Thornburg mutual funds.

     Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of differed indices.

     The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in the capital market may or may not correspond directly to those of the Fund.
 The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future, and advertising, sales literature and shareholder reports also may discuss aspects of periodic investment plans, dollar cost averaging and other techniques for investing to pay for education, retirement and other goals. In addition, the Fund may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques and the desirability of owning a particular mutual fund. The Fund may present its fund number, Quotron (trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the Fund may also discuss or illustrate examples of interest rate sensitivity.

     Momentum indicators show the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                                 TAXES

Elections by the Fund -Subchapter M

     The Fund intends to elect and qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     If in any year the Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     Each shareholder will be notified annually by the Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 31% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

       Investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. The Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state in which the Fund has any municipal obligations in order to assist shareholders in the preparation of their state and local tax returns.


                  DISTRIBUTIONS AND SHAREHOLDERS ACCOUNTS

     When an investor or the investor's financial advisor makes an initial investment in shares of the Fund, the Transfer Agent will open an account on the books of the Fund, and the investor or financial advisor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account "such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates" the investor or the financial advisor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     The quarterly distributions of any investment income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be. Upon written notice to the Transfer Agent, a shareholder may elect to receive periodic distributions of net interest income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

            INVESTMENT ADVISER, INVESTMENT ADVISORY AGREEMENTS,
                  AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

     Pursuant to an Investment Advisory Agreement in respect of the Fund, Thornburg Investment Management, Inc. ("Thornburg"), 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, acts as investment adviser for, and will manage the investment and reinvestment of the assets of, the Fund in accordance with the Fund's investment objectives and policies, subject to the general supervision and control of the Trustees of Thornburg Investment Trust.

     Thornburg is paid a fee by the Fund, in the percentage amounts set forth in the table below:

Net Assets of Fund             Advisory Fee Rate
------------------             -----------------

0 to $500 million                   .875%
$500 million to $1 billion          .825%
$1 billion to $1.5 billion          .775%
$1.5 billion to $2 billion          .725%
Over $2 billion                     .625%

---------------------------------------------------------------------------
     The fee paid by the Fund is allocated among the different classes of shares offered by the Fund based upon the average daily net assets of each class of shares. All fees and expenses are accrued daily and deducted before payment of dividends. In addition to the fees of Thornburg, the Fund will pay all other costs and expenses of its operations. Each Fund also will bear the expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws, including legal fees.

      The Trust's trustees (including a majority of the trustees who are not "interested persons") have approved the Investment Advisory Agreement applicable to the Fund.

     The Trust's Trustees approved the Investment Advisory Agreement applicable to the Fund on September 23, 2002. In approving the Agreement, the Trustees considered a number of factors, including principally (1) fees charged by Thornburg to the Fund for investment advisory services, (2) the specific services and practices of Thornburg in discharging its advisory functions for the other Funds of the Trust, including application of investment strategies, portfolio review and evaluation, and staffing.
Based upon the Trustees' review and consideration of the foregoing factors, and other matters the Trustees' considered relevant, the Trustees approved the Investment Advisory Agreement for the Fund.

     The Investment Advisory Agreement applicable to the Fund may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of Thornburg to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of Thornburg, or of reckless disregard of its obligations and duties under the Agreement, Thornburg will not be liable for any action or failure to act in accordance with its duties thereunder.

     Garrett Thornburg, Chairman and Trustee of Thornburg Investment Trust, is also a Director and controlling shareholder of Thornburg. In addition, various individuals who are officers of the Trust also serve as officers of Thornburg, as described below under the caption "Management."

     The Trust, Thornburg and the Fund's Distributor, Thornburg Securities Corporation ("TSC") have each adopted a code of ethics in accordance with Rule 17j-1 under the Investment Company Act of 1940. Each of the codes of ethics permits the personnel who are subject to the code of ethics to buy and sell securities which may be purchased and held by the Fund, but these personnel are generally prohibited from purchasing or selling any security which is then being purchased or sold by the Fund or is being considered for purchase or sale by the Fund. Each code of ethics also imposes other prohibitions and subjects certain persons to reporting requirements respecting personal securities ownership and trading.

Administrative Services Agreement
---------------------------------

     Administrative services are provided to each class of shares issued by the Fund under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulatory compliance and legal affairs, review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class A, Class C, and Class D shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by Thornburg.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

                       SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes

     The Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class A and C shares of the Fund. The Plan permits the Fund to pay to Thornburg (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse Thornburg for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. Thornburg may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation, to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Fund and transactions with the Fund. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to Thornburg in later years.

Class C Distribution Plan
--------------------------

     The Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class C, shares of the Fund ("Distribution Plan"). The Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares.

    The purpose of the Distribution Plan applicable to the Fund is to compensate TSC for its services in promoting the sale of Class C shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C shares from amounts it receives under the Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because the Distribution Plan is a compensation type plan, TSC can earn a profit in any year when Fund payments exceed TSC's actual expenses. The Fund is not liable for any expenses incurred by TSC in excess of the compensation it receives from the Fund.

                           PORTFOLIO TRANSACTIONS

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by the Fund's investment adviser, Thornburg Investment Management, Inc. (Thornburg) pursuant to its authority under each Fund's investment advisory agreement. Thornburg also is responsible for the placement of transaction orders for other clients for whom it acts as investment adviser.

     Thornburg, in effecting purchases and sales of portfolio securities for the account of the Fund, places orders in such a manner as, in the opinion of Thornburg, offers the best available price and most favorable execution of each transaction.

     Bonds and other fixed income securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.

     In selecting broker dealers, subject to applicable legal requirements, Thornburg considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions; and arrangements for payment of Fund expenses. Generally commissions for foreign investments traded will be higher than for U.S. investments and may not be subject to negotiation.

     Thornburg may execute the Fund's portfolio transactions with broker-dealers who provide research and execution services to the Fund. Such services may include advice concerning the value of securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers is made by Thornburg based upon the quality of such research and execution services provided. The receipt of research from broker-dealers who execute transactions on behalf of the Fund may be useful to Thornburg in rendering investment management services to the Fund. The receipt of such research may not reduce Thornburg's normal independent research activities; however, it may enable Thornburg to avoid the additional expenses that could be incurred if Thornburg tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Fund to pay such higher commissions, Thornburg must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealers, viewed in terms of a particular transaction or Thornburg's overall responsibilities to the Fund. In reaching this determination, Thornburg will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation would be related to those services.

     Thornburg is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund to the extent permitted by law. Thornburg may use research services provided by and place agency transactions with Thornburg Securities Corporation (TSC) if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Thornburg may allocate brokerage transactions to broker-dealers who have entered into arrangements with Thornburg under which the broker-dealer allocates a portion of the commissions paid by the Fund toward payment of the Fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     Thornburg reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Fund. Subject to applicable laws and regulations, Thornburg will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and the other clients, the size and nature of investment positions then held by the Fund and the other clients, and the strategy, timing and restrictions applicable respectively to the Fund and the other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Fund's Trustees that the benefits available from Thornburg's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

                            MANAGEMENT

     The Fund is a seperate series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust"). The general supervision of the Fund, including the general supervision of Thornburg's performance of its duties under the Investment Advisory Agreement and Administrative Services Agreement applicable to the Fund, is the responsibility of the Trust's Trustees. There are six Trustees, two of whom are "interested persons" (as the term "interested" is defined in the Investment Company Act of 1940) and four of whom are not interested persons. The names of Trustees and executive officers and their principal occupations and affiliations during the past five years are set forth below.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
Interested Trustees
-------------------

Garrett           Chairman     Trustee     CEO, Chairman and controlling  Eleven        None
Thornburg, 57     of Trustees  Since       shareholder of Thornburg
                  (3)          1987 (4)    Investment Management, Inc.
                                           (investment adviser) and
                                           Thornburg Securities
                                           Corporation (securities
                                           dealer); Chairman of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           (registered investment
                                           company); CEO and Chairman
                                           of Thornburg Mortgage, Inc.
                                           (real estate investment
                                           trust); Chairman
                                           of Thornburg Mortgage
                                           Advisory Corporation (investment
                                           manager to Thornburg
                                           Mortgage, Inc.).

Brian J. McMahon, Trustee,     Trustee     President and Managing         Nine	         None
46                President,   Since       Director of Thornburg
                  Assistant    2001;       Investment Management,
                  Secretary(5) President   Inc.; President of
                               (4)(6)      Thornburg Limited Term
                                     	Municipal Fund, Inc.


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
___________________________________________________________________________________________________
Independent Trustees
--------------------

David A. Ater, 55 Trustee      Trustee     Principal in Ater & Ater       Nine	         Director
                               Since       Associates, Santa Fe, New                     Thornburg
                               1994 (4)    Mexico (developer, planner                    Mortgage,
                                           and broker of residential and                 Inc.(real
                                           commercial real estate) owner,                estate
                                           developer and broker for                      investment
                                           various real estate projects.                 Trust


David D.         Trustee       Trustee     Chairman, President and CEO    Eleven        Director of
Chase, 61                      Since       of general partner of Vestor                 Thornburg
                               2001 (4)    Partners, LP, Santa Fe, NM                   Limited Term
                                           (private entity fund); Chairman              Municipal
                                           and CEO of Vestor Holdings,                  Fund, Inc.
                                           Inc., Santa Fe, NM (merchant                 (registered
                                           bank).                                       investment
                                                                                        company)

Forrest S.       Trustee       Trustee     Attorney in private practice   Nine          None
Smith, 70                      Since       and shareholder, Catron,
                               1987 (4)    Catron & Sawtell (law firm),
                                           Santa Fe, New Mexico.

James W.         Trustee       Trustee     Executive Vice President and   Nine	         None
Weyhrauch, 42                  Since       Director, Nambe Mills, Inc.
                               1996 (4)    (manufacturer) Santa Fe, NM.


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)
____________________________________________________________________________________________________
Officers of the Fund (who are not Trustees) (7)
-----------------------------------------------

Dawn B. Fischer, Secretary;    Secretary   Vice President, Secretary and  Not           Not
54               Assistant     and         Managing Director, Thornburg   applicable    applicable
                 Treasurer     Assistant   Investment Management, Inc.;
                               Treasurer   Secretary, Thornburg Limited
                               Since 1987  Term Municipal Fund, Inc.;
                               (6)         Secretary, Thornburg Securities
                                           Corporation; Vice President,
                                           Daily Tax Free Income Fund, Inc.
                                           (registered investment company).

Steven J.        Vice          Vice        Vice President and Managing    Not           Not
Bohlin, 42       President     President   Director of Thornburg          applicable    applicable
                 Treasurer     Since 1987; Investment Management, Inc.;
                               Treasurer   Vice President of Thornburg
                               Since 1989  Limited Term Municipal Fund,
                               (6)         Inc.

George T.        Vice          Vice        Vice President and Managing    Not           Not
Strickland, 38   President     President   Director of Thornburg          applicable    applicable
                               Since       Investment Management, Inc.;
                               1999 (6)    Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

Leigh Moiola,    Vice          Vice        Vice President and Managing    Not           Not
34               President     President   Director of Thornburg          applicable    applicable
                               Since 2001  Investment Management, Inc.;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc.

Kenneth          Vice          Vice        Managing Director of Thornburg Not           Not
Ziesenheim, 47   President     President   Investment Management, Inc.;   applicable    applicable
                               Since 1995  President of Thornburg
                               (6)         Securities Corporation;
                                           Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc.

Alexander        Vice          Vice        Managing Director of Thornburg   Not        Not
Motola, 32       President     President   Investment Management, Inc.      applicable applicable
                               Since 2001  since 2000; Vice President of
                               (6)         Thornburg Limited Term
                                           Municipal Fund, Inc. since 2001;
                                           Portfolio Manager, Insight
                                           Capital Research & Management,
                                           Inc., Walnut Creek, California
                                           1995-2000.



Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

Dale Van Scoyk,  Vice          Vice        Account Manager for Thornburg  Not           Not
54               President     President   Investment Management, Inc.    applicable    applicable
                               Since 1998  since 1997, and Vice President
                               (6)         and Managing Director since
                                           1999; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc. since 1999;
                                           National Account Manager for
                                           Heartland Funds 1993-1997.

Wendy Trevisani,  Vice         Vice        Associate of Thornburg         Not           Not
32                President    President   Investment Management, Inc.    applicable    applicable
                               Since 1999  since 1999 and Vice President
                               (6)         since 2000; Vice President of
                                           Thornburg Limited Term
                                           Municipal Fund, Inc.
                                           1999-2002; Sales Representative,
                                           Solomon Smith Barney 1996-1999.

Joshua Gonze,     Vice         Vice        Associate and Vice President   Not           Not
40                President    President   of Thornburg Investment        applicable    applicable
                               Since 2001  Management, Inc. since 1999;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund, Inc.
                                           Since 2001; Associate Director,
                                           Corporate Credit Ratings, Standard
                                           & Poor's Corporation 1994-1996.


Name, Address (1) Position(s)  Term of     Principal                      Member of   Other
And Age           Held with    Office      Occupation(s)                  Portfolios  Directorships
                  Trust (2)    and         During Past                    in Fund     Held by
                               Length of   5 Years                        Complex     Director or
                               Time                                       Overseen    Nominee for
                               Served                                     by Director Director
                                                                          or Nominee
                                                                          for Director
                                                                          (2)

Brad Kinkelaar,   Vice         Vice        Assistant Portfolio Manager    Not           Not
35                President    President   of Thornburg Investment        applicable    applicable
                               Since 2001  Management, Inc. since 1999;
                               (6)         Vice President of Thornburg
                                           Limited Term Municipal Fund,
                                           Inc. 2001-2002; Equity
                                           Investment Analyst, State Farm
                                           Insurance Companies
                                           1996-1999.

Kerry Lee, 35     Vice         Vice        Associate of Thornburg         Not           Not
                  President    President   Investment Management, Inc.;   applicable    applicable
                               Since 1999  Vice President of Thornburg
                               (6)         Limited Term Municipal Fund,
                                           Inc. 1999-2002 and Assistant
                                           Vice President 1998-1999.

(1)	Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2)	The Trust is organized as a Massachusetts business trust, and is currently comprised of nine separate investment "funds" or "portfolios".  The Trust's nine active funds, considered for certain regulatory purposes as parts of a "fund complex" with the two funds of Thornburg Limited
Term Municipal Fund, Inc.  Thornburg Investment Management, Inc. is the investment adviser to, and manages, the eleven funds of the Trust and Thornburg Limited Term Municipal Fund, Inc.
(3)	Mr. Thornburg is considered an "interested" Trustee under the Investment Company Act of 1940 because he is a director and controlling shareholder of Thornburg Investment Management, Inc. the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of Thornburg Securities Corporation, the distributor for of shares for the Trust.
(4)	Each Trustee serves in office until the election and qualification of a successor.
(5)	Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg
Investment Management, Inc.
(6)	The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7)	Assistant vice presidents, assistant secretaries and assistant treasurers are not shown.
The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request by calling (800) 847-0200.


Committees of the Trustees
--------------------------

     The Trustees have one standing committee, the audit committee, which is comprised of the four Trustees who are not interested persons, Mr. Smith (Chairman), Mr. Ater, Mr. Weyhrauch and Mr. Chase. The audit committee discharges its duties in accordance with an audit committee charter, which provides that the committee will (i) evaluate performance of the Trust's auditors, (ii) review planning, scope and staffing of audits, (iii) review results of audits with the auditors, (iv) receive and review reports from auditors respecting auditor independence, and (v) require the Trust's legal counsel to report to the committee any matter which may have a significant effect on any of the Trust's financial statements. The committee held two meetings in the Trust's fiscal year ended September 30, 2001.

Compensation of Trustees
-------------------------

     The officers and Trustees affiliated with Thornburg serve without any compensation from the Trust. The Trust pays each Trustee who is not an employee of Thornburg or an affiliated person an annual fee of $2,000 plus $1,000 for each meeting of the Trustees attended by the Trustee. In addition, the Trust pays a $4,000 annual stipend to each member of the audit committee, payable in quarterly installments, and reimburses each Trustee for travel and out-of-pocket expenses incurred by the Trustee and the Trustee's spouse in connection with attending those meetings. The Trustees have established one committee, the audit committee. The Trust does not pay retirement or pension benefits.

     The Trust paid fees to the Trustees during the year ended September 30, 2001 as follows:


                         Pension or
                         Retirement        Estimated      Total
           Aggregate     Benefits          Annual         Compensation
           Compensation  Accrued as        Benefits       from Trust and
           from          Part of           Upon           Fund Complex
Trustee    Trust         Fund Expenses     Retirement     Paid to Trustee*
--------   ------------  -------------     -------------  ---------------
Garrett
Thornburg            0             0                 0               0

David A.       $16,000             0                 0         $16,000
Ater

David D.
Chase          $13,000             0                 0         $23,000

J. Burchenal    $4,000             0                 0          $8,000
Ault
(former Trustee;
term of office
ended December
31, 2000)

Forrest S .    $16,000             0                 0         $16,000
Smith

James W.       $16,000             0                 0         $16,000
Weyhrauch

Brian J.
McMahon              0             0                 0               0

*  The Fund Complex includes Thornburg Limited Term Municipal Fund, Inc.
   (the "Company") and the Trust.  The Company comprises two separate series, Limited Term National Fund and Limited Term California Fund.
   The Trust consists of ten active series.  Mr. Ault was, until December
   31, 2000, a Director of the Company and a Trustee of the Trust.   Mr.
   Chase is both a Director of the Company and a Trustee of the Trust.

Certain Ownership Interests of Trustees

Column (2) of the following table shows the dollar range of shares owned beneficially by each Trustee of the Trust's nine other Funds as of December 31, 2001; the Fund had not issued shares as of that date; Column (3) shows the dollar range of shares owned beneficially by each Trustee in all Funds of the 11 Funds of the Trust and Thornburg Limited Term Municipal Fund, Inc. overseen by the Trustee as of December 31, 2001. As of that date, two Trustees of the Trust also supervised Funds of Thornburg Limited Term Municipal Fund, Inc., Mr. Thornburg and Mr. Chase.

  (1)                      (2)                       (3)
Name of           Dollar Range of Equity   Aggregate Dollar Range of
Trustee           Securities in the Funds  Equity Securities in all
                  Of the Trust             Registered Investments
                                           Companies Overseen by Trustee
                                           in Family of Investment
                                           Companies
---------------   -----------------------  -------------------------------
Garrett Thornburg   over $100,000              over $100,000

David A. Ater       none                       none

David D. Chase      none                       none

Forrest S. Smith    $10,001 - $50,000          $10,001 - $50,000

James W. Weyhrauch  $50,001 - $100,000         $50,001 - $100,000

Brian J. McMahon    over $100,000              over $100,000


Personal Securities Transactions of Personnel

     The Company, the Trust, the investment adviser to the Company and the Trust, and the distributor for the Company and the Trust, each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Specified personnel of the Company, Trust, investment adviser and distributor, including individuals engaged in investment management activities and others are permitted under the codes of make personal investments in securities, including securities that may be purchased or held by the Fund. Certain investments are prohibited or restricted as to timing, and personnel subject to the codes must report their investment activities to a compliance officer.


                            NET ASSET VALUE

     The Fund will calculate its net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Fund. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day (i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.


                               DISTRIBUTOR

     Pursuant to a Distribution Agreement with Thornburg Investment Trust, Thornburg Securities Corporation acts as principal underwriter for the Fund. The Fund does not bear selling expenses except (i) those involved in registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities, and (ii) expenses paid under the Service and Distribution Plans and which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreements, except that termination other than upon assignment requires six months' notice.

     Garrett Thornburg, Treasurer, Chairman and Trustee of Thornburg Investment Trust, is also Director and controlling stockholder of TSC.

ADDITIONAL INFORMATION RESPECTING PURCHASE AND REDEMPTION OF SHARES

     To the extent consistent with state and federal law, your Fund may make payments of the redemption price either in cash or in kind. The Fund has elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.


                         INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 is the independent accountant of the Fund.

                                   PART C
                             OTHER INFORMATION

Items 22 and 23.  Financial Statements and Exhibits.

   (a)   Financial Statements
         None filed with this post-effective amendment.
   (b)   Exhibits

     The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (a) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (6)    Not applicable.

      (e)    Form of Agency Agreement.

      (h)    Form of Subscription to Shares by Thornburg Management
             Company, Inc.

     The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (a) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (g) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

      (h) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

     The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (a) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October 28, 1987.
     The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (q)    Powers of Attorney from Messrs. Smith and Thornburg.

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (h)    Form of Subscription to Shares

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (a) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (9)    Power of attorney (B. McMahon)

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (a) Thornburg Income Trust Amended and Restated Designation of Series.

      (m.1)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (m.2)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

     The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1A as filed on December 3, 1994:

      (m)    Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (m.1)  Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)

     The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (a.1)  Thornburg Income Trust - Ninth Amendment and
             Supplement to Agreement and Declaration of Trust

      (a.2)  Thornburg Income Trust - Tenth Amendment and
             Supplement to Agreement and Declaration of Trust

      (15.2) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class B Distribution Plan) - Thornburg Value Fund

      (q)    Power of attorney from David A. Ater

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (a) Thornburg Income Trust - Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A as filed on May 6, 1996:

      (a)    First Supplement to Amended and Restated Designation of Series

     The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 27 to its Registration Statement on Form N-1A as filed on August 30, 1996:

      (h)    Form of Administrative Services Agreement

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A as filed on March 14, 1997:

      (a.1) Eleventh Amendment and Supplement to Agreement and Declaration of Trust

      (a.2) Twelfth Amendment and Supplement to Agreement and Declaration of Trust

      (q)    Power of attorney from Brian J. McMahon

      (q)    Power of attorney from James W. Weyhrauch

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A as filed on February 17, 1998:

      (d)    Amended and Restated Investment Advisory Agreement

      (h)    Administrative Services Agreement (Class A and Class C shares)

      (h)    Administrative Services Agreement (Class I Shares)

      (r)    Memorandum of Reimbursement

      (m.1) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan - Classes A, C and I)

      (m.2) Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C)

     The following exhibit is incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A as filed on March 10, 1998:

      (a)    Thirteenth Amendment and Supplement to Agreement and
             Declaration of Trust

     The following exhibits are incorporated by reference from Registrant's post-effective amendment No. 42 to its Registration Statement on Form N-1A as filed on August 31, 2000:

     (b)    Amended By-Laws of Thornburg Investment Trust (June 1, 2000)

     (e)    Thornburg Investment Trust Amended Distribution Agreement
            (April 4, 2000)

     (m) Amended Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class B)(April 4, 2000)

     (p.1)  Thornburg Investment Trust Code of Ethics (revised June 1,
            2000)

     The following exhibit is incorporated by reference from Registrant's post-effective amendment No. 43 to its Registration Statement on Form N-1A filed on October 13, 2000;

     (a) Fourteenth Amendment and Supplement to Agreement and Declaration of Trust

     The following exhibits are incorporated by reference from the resistrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A as filed on January 29, 2001:

     (a) Fifteenth Amendment and Supplement to Agreement and Declaration of Trust

     (q.1)  Power of Attorney of David D. Chase

     (q.2)  Consent of Person About to Become Trustee (David D. Chase)

     The following exhibits are incorporated by reference from the registrant's post-effective amendment no. 45 to its Registration Statement on Form N-1A as filed on August 25, 2001:

     (g)    Amendment to Custodian Contract, July 2, 2001.

     (p) Thornburg Investment Management, Inc./Thornburg Securities Corporation Code of Ethics (revised June, 2001).

     The following exhibit is incorporated by reference from the registrant's post-effective amendment no. 49 to its Registration Statement on Form N-1A as filed on November 30, 2001:

     (o)    Thornburg Investment Trust Plan for Multiple Class
            Distribution, July 1, 1996 (as revised to September 6, 2001)

The following exhibits are filed herewith:

     (a.1) Sixteenth Amendment and Supplement to Agreement and Declaration of Trust

     (a.2)  Seventeenth Amendment and Supplement to Agreement and
            Declaration of Trust

     (j.1)  Consent of counsel.

Item 24.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 25.  Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit a. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2) Please see Section 8 of the Distribution Agreement filed as Exhibit (e). Section 7 generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser.   See
"MANAGEMENT" in the Statement of Additional Information.

Item 27.   Principal Underwriters.

     (a) The principal underwriter for the Registrant will be Thornburg Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the purpose of distributing the shares of the Registrant's series and other registered investment companies sponsored by its affiliates, and does not currently engage in the general securities business.

     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                              Positions and            Positions and
                              Offices                  Offices
Name                          with TSC                 with Registrant
----------------------        --------------           --------------------
Garrett Thornburg             Director                 Trustee; President
Kenneth Ziesenheim            President                Vice President
Dawn B. Fischer               Secretary                Secretary and
                                                       Assistant Treasurer
     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 29.  Management Services.

     The Registrant and Thornburg Investment Management, Inc. ("Thornburg") have agreed that Thornburg will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time. The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by Thornburg will be superior to that previously provided by the transfer agent because Thornburg will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and Thornburg's management,
(ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and
(iii) Thornburg will not receive any profit from providing this service. The Registrant will reimburse Thornburg for a portion of the depreciation on certain telephone answering equipment purchased by Thornburg to render the described services. The Registrant paid $31,519 to Thornburg under the described arrangements in the most recent fiscal year ended September 30, 2002. It is not believed that these arrangements constitute a management-related services agreement.

Item 30.  Undertakings.

The Registrant undertakings, if requested to do so by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assit in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended. The Registrant undertakes, within four to six months from the effective date of this amendment to the Registration Statement in respect of Thornburg Growth Fund, to file a post-effective amendment with financial statements for Thornburg Growth Fund, which need not be certified.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on October 15, 2002.


THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     Brian J. McMahon, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
Brian J. McMahon, President and
principal executive officer

                 *
------------------------------------------
    Garrett Thornburg, Trustee,
Chairman of Trustees, Treasurer

                 *
------------------------------------------
David D. Chase, Trustee

                 *
------------------------------------------
David A. Ater, Trustee

                 *
------------------------------------------
Forrest S. Smith, Trustee

                 *
------------------------------------------
James W. Weyhrauch, Trustee


* By:          /s/
     --------------------------------              Dated:
      Charles W.N. Thompson, Jr.                   October 15, 2002

                             INDEX TO EXHIBITS
Exhibit
Number    Exhibit
-------   -------

     (a.1) Sixteenth Amendment and Supplement to Agreement and Declaration of Trust

     (a.2)  Seventeenth Amendment and Supplement to Agreement and
            Declaration of Trust

     (j.1)  Consent of Counsel to be named in registration statement




                                Exhibit a.1

                         THORNBURG INVESTMENT TRUST
                    SIXTEENTH AMENDMENT AND SUPPLEMENT TO
                     AGREEMENT AND DECLARATION OF TRUST

     THIS SIXTEENTH AMENDMENT AND SUPPLEMENT is made by Garrett Thornburg, David A. Ater, David D. Chase, Brian J. McMahon, Forrest S. Smith and James
W. Weyhrauch (the "Trustees").

     The Trust was formed on June 3, 1987 by an Agreement and Declaration of Trust - Limited Term Trust dated June 3, 1987. The Trustees created a series, Thornburg Global Value Fund, by the execution of a Thirteenth Amendment and Supplement to Agreement and Declaration of Trust, as of February 27, 1998. Section 11.7 of the Agreement and Declaration permits the Trustees to make certain amendments to the Agreement and Declaration of Trust.

     Accordingly, by execution of this Amendment and Supplement, the Trustees change the name of the described series to "Thornburg International Value Fund."

     The Trustees effect this amendment as of February 1, 2002, and direct the Trust's president to file this Amendment and Supplement in the appropriate governmental offices.


                                          /s/ Garrett Thornburg
                                          ___________________________________
                                          Garrett Thornburg


                                          /s/ Brian J. McMahon
                                          ___________________________________
                                          Brian J. McMahon


                                          /s/ David A. Ater
                                          ___________________________________
                                          David A. Ater


                                          /s/ David D. Chase
                                          ___________________________________
                                          David D. Chase


                                          /s/ Forrest S. Smith
                                          ___________________________________
                                          Forrest S. Smith


                                          /s/ James W. Weyhrauch
                                          ___________________________________
                                          James W. Weyhrauch


                               Exhibit a.2

                        THORNBURG INVESTMENT TRUST
                  SEVENTEENTH AMENDMENT AND SUPPLEMENT TO
                     AGREEMENT AND DECLARATION OF TRUST

     THIS SEVENTEENTH AMENDMENT AND SUPPLEMENT is made by Garrett Thornburg, David A. Ater, David D. Chase, Brian J. McMahon, Forrest S. Smith and James W. Weyhrauch (the "Trustees").

     The Trust was formed on June 3, 1987 by an Agreement and Declaration of Trust - Limited Term Trust dated June 3, 1987. Section 3.1 permits the creation of new series of shares in addition to the series established and designated in Section 3.2.

     Accordingly, by execution of this Amendment and Supplement, the Trustees effect the following amendments to the Agreement and Declaration of Trust.

                            Creation of New Series
                            -----------------------

     The Trustees establish a new series of shares designated "Thornburg Investment Income Builder Fund" effective September 23, 2002. The new series will have the relative rights and preferences described in Section 3.2 of the Agreement and Declaration of Trust.

     The Trustees further establish and designate five classes of shares of Thornburg Investment Income Builder Fund, each having an unlimited number of shares: the Class A Shares, the Class B Shares, the Class C Shares, the Class D Shares, and the Class I Shares, respectively. Additional classes of shares of the Fund may be established and designated by the Trustees from time to time by supplement to this Amendment and Supplement.

     Shares of each Class so created will represent interests in the same assets of the Fund, and will be identical in all respects except as described below:

     (a) fees will be charged to each Class under the Class's Rule 12b-1 distribution plans, if any, to the extent that expenses are allocable to that Class;

     (b) a service fee will be charged to each Class based on a percentage of the average daily net asset value of that Class, which fee shall be primarily intended to reimburse the adviser for expenditures to obtain shareholder services; and a distribution fee will be charged to each of Class B Shares, Class C Shares and Class D Shares under separate distribution plans;

     (c) a higher transfer agency fee may be charged to Class B Shares, Class C Shares and Class D Shares, and a different transfer agency fee may be charged to Class I Shares, than is imposed on Class A Shares;

     (d) shareholders of each Class will have exclusive voting rights with respect to any Rule 12b-1 plans applicable to that Class of shares;

     (e) Class B Shares, Class C Shares, Class D Shares and Class I Shares may have conversion features providing for conversion to Class A Shares, and the terms and periods for conversion for each Class may differ, as the Trustees may from time to time specify by resolution;

     (f) to the extent identifiable as being attributable to a specific Class, the following expenses may be allocated to the Class: (i) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy materials to current shareholders;
(ii) blue sky fees and costs attributable to registration, qualification or exemption of the Class's shares, (iii) federal registration fees; (iv) administrative expense required to support the shareholders of a specific Class; and (v) litigation or other legal expenses relating solely to one Class of shares;

     (g) consistent with the foregoing, fees and expenses chargeable to a Class, and conversion and reinvestment rights of shares of the Class, shall be from time to time established by resolution of the Trustees; and

     (h) fees and expenses of a Class shall first be charged against the pro rata portion of the income of the Fund allocable to shares of that Class, and, to the extent necessary, fees and expenses will be charged to that portion of the net assets of the Fund allocable to that Class.

Other than as specified above, the various Classes of the Fund shall have the rights and preferences as described in Article III of the Agreement and Declaration of Trust.

     The Trustees effect these amendments as of September 23, 2002, and direct the Trust's president to file this Amendment and Supplement in the appropriate governmental offices.

                                      /s/ Garrett Thornburg
                                      ____________________________________
                                      Garrett Thornburg


                                      /s/ David A. Ater
                                      _____________________________________
                                      David A. Ater


                                      /s/ David D. Chase
                                      _____________________________________
                                      David D. Chase


                                      /s/ Brian J. McMahon
                                      _____________________________________
                                      Brian J. McMahon


                                      /s/ Forrest S. Smith
                                      _____________________________________
                                      Forrest S. Smith


                                      /s/ James W. Weyhrauch
                                      _____________________________________
                                      James W. Weyhrauch
                                 -2-



                                EXHIBIT j.1
   WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                      John F. McCarthy, Jr.           Suzanne Odom
     &                               Benjamin Phillips
   McCARTHY                        David F. Cunningham
A Professional Association          Albert V. Gonzales
                                            Janet Clow
                                       Kevin V. Reilly        Special Counsel
                                  C.W.N. Thompson, Jr.          Paul L. Bloom
                                      M. Karen Kilgore
                                      Sandra J. Brinck
                                         Aaron J. Wolf
                                         Mary E. Walta
                                       Rebecca Dempsey             of Counsel
                                        John M. Hickey        Kevin V. Reilly
                             Julie Wittenberger-Wagner          Julia B. Rose

                                   October 15, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549             VIA EDGAR FILING

     Re:  Thornburg Investment Trust
     Registration Number Under the Securities Act of 1933: 033-14905 Registration Number Under the Investment Company Act of 1940: 811-05201

Ladies and Gentlemen:

     We hereby consent to the references made to this firm in the post-effective amendment no. 51 to the registration statement of Thornburg Investment Trust and the prospectuses which are a part of that registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                              Very truly yours,

                              /S/ Charles W.N. Thompson, Jr.

                              CHARLES W. N. THOMPSON, JR.












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